PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 95.9%
Common Stocks
Brazil 6.8%
MercadoLibre, Inc.*	154,406	$257,688,173
NU Holdings Ltd. (Class A Stock)*	14,998,943	181,937,179
		439,625,352
Denmark 4.7%
Novo Nordisk A/S (Class B Stock)	2,299,799	304,707,035
France 8.0%
Hermes International SCA	112,144	245,072,236
L’Oreal SA	314,429	135,974,150
LVMH Moet Hennessy Louis Vuitton SE	195,119	137,629,607
		518,675,993
India 0.6%
Varun Beverages Ltd.	2,178,636	41,103,667
Italy 5.9%
Ferrari NV	676,883	278,586,543
Moncler SpA	1,767,106	105,365,581
		383,952,124
Japan 1.2%
Keyence Corp.	185,200	80,980,624
Netherlands 2.1%
ASML Holding NV	147,113	136,987,416
Sweden 2.0%
Atlas Copco AB (Class A Stock)	7,368,208	131,136,850
United States 64.6%
Airbnb, Inc. (Class A Stock)*	432,682	60,385,100
Amazon.com, Inc.*	1,745,176	326,313,008
Apple, Inc.	2,193,719	487,181,116
Arista Networks, Inc.*	332,820	115,338,771
Broadcom, Inc.	1,192,226	191,566,874
Cadence Design Systems, Inc.*	587,490	157,247,573
Costco Wholesale Corp.	124,241	102,126,102
Eaton Corp. PLC	357,175	108,863,368
Eli Lilly & Co.	330,054	265,452,531

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Fair Isaac Corp.*	83,871	$134,193,600
Mastercard, Inc. (Class A Stock)	184,148	85,391,269
Meta Platforms, Inc. (Class A Stock)	642,752	305,197,932
Microsoft Corp.	991,259	414,693,203
Netflix, Inc.*	418,191	262,770,315
NVIDIA Corp.	3,778,966	442,214,601
Schneider Electric SE	718,510	173,186,245
ServiceNow, Inc.*	200,464	163,255,877
Trade Desk, Inc. (The) (Class A Stock)*	1,430,615	128,583,676
Vertex Pharmaceuticals, Inc.*	336,749	166,933,214
Walt Disney Co. (The)	1,130,322	105,899,868
		4,196,794,243

Total Long-Term Investments (cost $3,970,272,888)		6,233,963,304
Short-Term Investment 4.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $268,512,877)(wb)	268,512,877	268,512,877

TOTAL INVESTMENTS 100.0% (cost $4,238,785,765)		6,502,476,181
Liabilities in excess of other assets (0.0)%		(1,686,765)

Net Assets 100.0%		$6,500,789,416

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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